Segment Information (Summary Of Revenues Of Major Product Groups For Segments, Corporate And Other Activities) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenues	$ 2,624	$ 2,521	$ 2,655	$ 2,568	$ 2,591	$ 2,667	$ 2,410	$ 2,421	$ 10,368	$ 10,089	$ 9,069
Life Insurance
Segment Reporting Information [Line Items]
Total revenues									2,042	1,778	1,485
Long-term Care Insurance
Segment Reporting Information [Line Items]
Total revenues									3,002	2,834	2,436
Fixed Annuities
Segment Reporting Information [Line Items]
Total revenues									1,086	1,174	876
U.S. Life Insurance
Segment Reporting Information [Line Items]
Total revenues									6,130	5,786	4,797
International Protection
Segment Reporting Information [Line Items]
Total revenues									1,022	1,112	1,301
Wealth Management
Segment Reporting Information [Line Items]
Total revenues									453	352	278
Canada Mortgage Insurance
Segment Reporting Information [Line Items]
Total revenues									823	796	729
Australia Mortgage Insurance
Segment Reporting Information [Line Items]
Total revenues									612	496	442
Other Countries
Segment Reporting Information [Line Items]
Total revenues									72	80	88
International Mortgage Insurance
Segment Reporting Information [Line Items]
Total revenues									1,507	1,372	1,259
U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Total revenues									719	754	826
Runoff
Segment Reporting Information [Line Items]
Total revenues									525	665	672
Corporate And Other
Segment Reporting Information [Line Items]
Total revenues									$ 12	$ 48	$ (64)